Taxation - Summary of Significant Components of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Net operating tax loss carry forwards	¥ 108,601	¥ 112,248
Advertising expenses in excess of deduction limit		63
Deferred revenue		527
Total deferred tax assets	108,601	112,838
Less: valuation allowances	¥ (108,601)	¥ (112,838)	¥ (74,607)	¥ (80,320)